Combined capital and additional paid in capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Combined capital and additional paid in capital
14.
Combined capital and additional paid in capital

	Number of ordinary shares	Nominal value of ordinary shares	Combined capital	Additional paid-in capital	Total
		USD	RMB	RMB’000	RMB’000
At January 1, 2020 (note i)	1,000	— *	1	79,604	79,604
Issuance of ordinary shares (note ii)	4,000	— *	3	—	—
Contribution of a shareholder (note iii)	—	—	—	68,382	68,382
At December 31, 2020	5,000	1	3	147,986	147,986
At January 1, 2021	5,000	1	3	147,986	147,986
Contribution of a shareholder (note iii)	—	—	—	275,343	275,343
At December 31, 2021	5,000	1	3	423,329	423,329

All issued shares are fully paid as at December 31, 2020 and 2021.

* Representing amount less than US$1.00.

** Representing amount less than RMB1,000.

Notes:

On January 13, 2022, pursuant to shareholders’ resolution, each existing issued and unissued share of US$0.001 each in the share capital of the Company were subdivided into 10 shares of US$0.0001 each (“Share Subdivision”).

(i)
In July 2019, 100 ordinary shares (1,000 ordinary shares in reflection of Share Subdivision) of the Company were allotted and issued to shareholders.
(ii)
On November 19, 2020, 400 ordinary shares (4,000 ordinary shares in reflection of Share Subdivision) of the Company were allotted and issued to Newlink Technology Limited.
(iii)
A shareholder offered financial support during years ended December 31, 2020 and 2021.

The Company’s affairs are governed by its amended and restated memorandum and articles of association and the Companies Law of the Cayman Islands.

Issue of Shares

Issue. Subject to the provisions, if any, of the amended and restated memorandum and articles of association and directions given by any ordinary resolution and the rights attaching to any class of existing shares, the directors may issue, allot, grant options over or otherwise dispose of shares (including any fractions of shares) and other securities at such times, to such persons, for such consideration and on such terms as the directors may determine.

Preferred Shares. Shares and other securities of the Company may be issued by the directors with such preferred, deferred or other special rights, restrictions or privileges whether in regard to voting, distributions, a return of capital, or otherwise and in such classes and series, if any, as the directors may determine.

Ordinary Shares. Where the directors issue a share having no preferred, deferred, redemption or other special rights, it shall be issued as an ordinary share and entitle the holder, subject to any other share having any preferred, deferred, redemption or other special rights, to:

(a) receive notice of, attend and vote at any general meeting of the Company and on any ordinary resolution or special resolution;

(b) an equal share in any dividend or other distribution paid by the Company; and

(c) an equal share in the distribution of the surplus assets of the Company.